FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2020
Schedule of gross holding losses and fair value of held-to-maturity securities

The gross holding losses and fair value of held-to-maturity securities at December 31, 2020 and 2019 are as follows:

	Held-To-Maturity	Amortized Cost	Gross Holding (Loss) Gains	Fair Value
December 31, 2020	U.S. Treasury Securities (Mature on 2/18/2021)	$259,864,012	$197	$259,864,209

December 31, 2019	U.S. Treasury Securities (Matured on 3/19/2020)	$258,889,982	$29,633	$258,919,615

Schedule of assets and liabilities measured at fair value on recurring basis

The following table presents information about the Company’s assets and liabilities that are measured at fair value on a recurring basis at December 31, 2020 and 2019, and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

Description: Liabilities:	Level	December 31, 2020	December 31, 2019
Private Placement Warrants (1)	2	$94,925,250	$4,879,000
Public Warrants (1)	1	$106,087,500	$8,797,500